INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares			3 Months Ended		12 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold				24,300,287	24,300,287
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	24,300,287	22,000,000
Purchase price, per unit		$ 10	$ 10		$ 10
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.25				0.25
Number of shares issuable per warrant			1		1
Exercise price of warrants			$ 11.5		$ 11.5
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,300,287	3,300,000	3,300,000		3,300,000
Purchase price, per unit		$ 10	$ 10		$ 10